                                        Registration No. 333-56018 and 811-10303

      As filed with the Securities and Exchange Commission on September 21, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

         Pre-Effective Amendment No. ______                             [ ]

         Post-Effective Amendment No.   2                               [X]
                                     ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

         Amendment No.    3                                             [X]
                      ---------

                                 BUFFALO FUNDS
               (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With a Copy to:

                            Michael P. O'Hare, Esq.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering As soon as possible after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

[ ]       immediately upon filing pursuant to paragraph (b) of Rule 485

          [ ]     on ____________ pursuant to paragraph (b) of Rule 485

          [ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485

          [ ]     on (date) pursuant to paragraph (a)(1) of Rule 485

          [X]     75 days after filing pursuant to paragraph (a)(2) of Rule 485

          [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          [ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                               Doc. #467461 v.01

BUFFALO(R) FUNDS

Mid Cap Fund

An  equity  fund  seeking  long-term  capital  growth  through   investments  in
medium-sized companies.

Shares of the Fund have not been approved or  disapproved  by the Securities and
Exchange  Commission  nor has the  Commission  passed upon the  adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Prospectus
December ___, 2001

 .......................................................................................................................................

 .......................................................................................................................................
Prospectus                          December ___, 2001

Buffalo Funds                       INVESTMENT ADVISOR AND MANAGER:
                                    KORNITZER CAPITAL MANAGEMENT, INC.
     Mid Cap Fund
                                    DISTRIBUTED BY:
                                    JONES & BABSON, INC.

 .......................................................................................................................................
Table of Contents
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                                                                  Page
Information about the Fund                                 [Renumber as needed]

Investment Objective and Principal Investment Strategy             2

Principal Risk Factors                                             3

Past Performance                                                   4

Fees and Expenses                                                  4

Management and Investment Advisor                                  5

Financial Highlights                                               6

Information about Investing

How to Purchase Shares                                             6

How to Redeem Shares                                               7

Shareholder Services                                               7

How Share Price Is Determined                                      8

Distributions and Taxes                                            9

Additional Policies about Transactions                            10

Conducting Business with the Buffalo Funds                        12

 .......................................................................................................................................

Investment Objective and Principal Investment Strategy
---------------------------------------------------------------------------------------------------------------------------------------

The  investment  objective  for the  Buffalo Mid Cap Fund is  long-term  capital growth.  To pursue its  investment  objective,  the Fund maintains a diversified portfolio of investments and normally  invests at least 80% of its net assets in common stocks and other equity securities (including  convertibles and warrants)
of medium-sized, or "mid-cap," companies.

The  Fund  considers  a  company  to be a  mid-cap  company  if it has a  market capitalization  between  $1.5  billion and $10 billion at the time of  purchase.
Market  capitalization  provides a measurement  of a company's  size,  and it is calculated by multiplying all of a company's  outstanding shares of stock by the stock's current price.

In its selection process,  the Fund's Advisor seeks to identify long-term trends with  the aim of  investing  in  companies  that it  expects  to have  favorable operating  environments during the three to five years that follow purchase. The
Advisor also examines the cash flow of companies and  identifies  companies that exhibit  consistent or  predictable  cash  generation.  The Advisor then selects securities  based on: 1)  fundamental  analysis of  industries  and the economic cycle; 2) company-specific  analysis such as product cycles,  management,  etc., and 3) rigorous valuation  analysis.  The Fund may sell securities for a variety of reasons,  such as to secure gains,  limit losses,  or reinvest assets in more promising investment opportunities.

The Fund generally  holds some cash,  short-term  debt  obligations,  government securities or other  high-quality  investments for reserves to cover redemptions and unanticipated expenses.  There may be times, however, when the Fund attempts to  respond  to adverse  market,  economic,  political  or other  conditions  by investing up to 100% of its assets in those types of  investments  for temporary defensive purposes.  During those times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

The Fund's Board of Trustees may change the  investment  objective  and policies described in this prospectus without obtaining shareholder approval.

 .......................................................................................................................................
Principal Risk Factors
---------------------------------------------------------------------------------------------------------------------------------------

Market Risks.  Equity  securities  are subject to market,  economic and business risks that will cause their  prices to  fluctuate  over time.  Since the Fund is normally  invested  in equity  securities,  the value of the Fund will go up and down. In addition,  stock markets are volatile and can decline  significantly in
response  to  adverse  issuer,   political,   regulatory,   market  or  economic
developments. As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

The Fund's success depends largely on the Advisor's  ability to select favorable investments.  Also,  different  types of  investments  shift in and out of favor depending  on market and economic  conditions.  For  example,  at various  times stocks will be more or less  favorable  than bonds,  and small or medium company stocks will be more or less  favorable  than large  company  stocks.  Because of this, the Fund will perform better or worse than other types of funds  depending on what is in "favor."

Medium-Sized  Company  Risks.  Generally,  medium-sized  companies may have more potential for growth than larger companies. Investing in medium-sized companies, however, may involve greater risk than investing in larger companies,  and these risks are passed on to funds that invest in them. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore,  their securities may be more volatile  than the  securities of larger,  more  established  companies.
Medium-sized  company  stocks  may be bought  and sold less often and in smaller amounts than larger company stocks. Therefore, if the Fund wants to sell a large quantity of a medium-sized company's stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.  The Fund's  Advisor tries to minimize this risk by investing in stocks that are readily  bought and sold.  An  investment in the Buffalo Mid Cap
Fund may be more suitable for long-term  investors,  who are willing to bear the risk of these fluctuations.

 .......................................................................................................................................
Past Performance
---------------------------------------------------------------------------------------------------------------------------------------

The Fund is new and therefore,  there is no past  performance  information.  The
Fund's  performance  will  vary  from year to year.  Past  performance  does not necessarily  indicate how a fund will perform in the future.  As a  shareholder, you may lose or make  money on your  investment.  When  the Fund  establishes  a performance  record, this section will contain a bar chart that shows changes in the Fund's  returns from year to year,  as well as a table that shows the Fund's average total returns.

 .......................................................................................................................................
Fees and Expenses
---------------------------------------------------------------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                    Buffalo
                                                                    Mid Cap
                                                                     Fund
---------------------------------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)

      Maximum Sales Charge (Load) Imposed on Purchases               None

      Maximum Deferred Sales Charge (Load)                           None

      Maximum Sales Charge (Load) Imposed on Reinvested Dividends    None

      Redemption Fee                                                 None^1

      Exchange Fee                                                   None

1  A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

      Management Fees                                                1.00%

      Distribution (12b-1) fees                                      None

      Other Expenses                                                  .05%^2

      Total Annual Fund Operating Expenses                           1.05%

2 The Fund is new so the amount of "Other Expenses" is based on estimates for the current fiscal year.

 .......................................................................................................................................
Examples
---------------------------------------------------------------------------------------------------------------------------------------
 .......................................................................................................................................

The  following  example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest  $10,000  in the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods.  The example also assumes that your  investment  has a 5% return  each year and that the Fund's  operating expenses  remain the same.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 Year           3 Years
                                                     -------------------------
Buffalo Mid Cap Fund                                   $107              $334

 .......................................................................................................................................
Management and Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------------

Kornitzer Capital  Management,  Inc. ("KCM"),  the Fund's manager and investment advisor  ("Advisor"),  was founded in 1989. In addition to managing and advising the other six Buffalo  mutual funds,  it provides  advisory  services to a broad variety of individual,  corporate and other  institutional  clients. As manager,
KCM provides or pays the cost of all management,  supervisory and administrative services required in the normal operation of the Mid Cap Fund. This includes the cost of investment  management  and  supervision;  custodian  fees;  independent auditors  and legal  counsel;  officers,  trustees  and other  personnel;  rent;
shareholder services; and other items incidental to corporate administration.

Operating  expenses not required in the normal operation of the Fund are payable by the Fund. These expenses include taxes,  interest,  governmental  charges and fees,  including fees for  registering the Fund with the Securities and Exchange
Commission  and fees paid to various  States,  brokerage  costs,  dues,  and all extraordinary  costs  including  expenses  arising out of  anticipated or actual litigation or administrative proceedings.

A team of four individuals  manages the Buffalo Funds.  Kent Gasaway is the lead manager for the Buffalo Mid Cap Fund. Kent joined KCM in 1991 and is a Chartered
Financial Analyst with 18 years of research and management experience.  He holds a B.S. in Business  Administration from Kansas State University.  John Kornitzer has over 30 years of investment  experience.  He served as investment manager at several  Fortune 500 companies  prior to founding KCM in 1989. Tom Laming joined
KCM in 1993-he is an experienced  aerospace  engineer and research  analyst.  He holds a B.S. in Physics from the  University of Kansas,  an M.S. in  Aeronautics and Astronautics from the Massachusetts  Institute of Technology ("MIT"),  and a
M.B.A. from Indiana  University.  Rob Male is a Chartered Financial Analyst with more than 11 years of investment  research  experience,  who joined KCM in 1997.
Rob was an investment manager with USAA, in San Antonio,  TX, from 1992 to 1997.
He holds a B.S. in Business  Administration  from the University of Kansas and a
M.B.A. from Southern Methodist University. For its services, the Fund pays KCM a fee at the annual rate of one percent  (1.00%) of the Fund's  average  daily net assets.  Kornitzer Capital Management,  Inc. is located at 5420 West 61st Place,
Shawnee Mission, KS 66205.

Jones &  Babson,  Inc., which was formed in 1959,  serves as the distributor and  transfer  agent for the Fund.  Jones &  Babson,  Inc. is located at BMA
Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

 .......................................................................................................................................
Financial Highlights
---------------------------------------------------------------------------------------------------------------------------------------

The Fund is new, and, therefore, there are no financial highlights.

 .......................................................................................................................................
How to Purchase Shares
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No Load Fund

o There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 12 for details)

o By phone, mail or wire

o Through Automatic Monthly Investments

o Through exchanges from another Buffalo Fund or the Babson Money Market Fund

Minimum Initial Investment

o $2,500 (unless Automatic Monthly)

o $100 with an Automatic Monthly Investment Plan

o $250 for IRA and Uniform Transfer (Gift) to Minors accounts

o $1,000 for exchanges from another Buffalo Fund or the Babson Money Market Fund

Minimum Additional Investment

o $100 by mail

o $1,000 by wire

o $100 for Automatic Monthly Investments or telephone (ACH)

o $1,000 for exchanges from another Buffalo Fund or the Babson Money Market Fund

Minimum Account Size

You must maintain a minimum  account value equal to the current  minimum initial investment  (usually  $2,500).  If your  account  falls below this amount due to redemptions (not due to market action) we may ask you to increase the account to the  minimum.  If you do not bring the account up to the minimum  within 60 days after we contact you, we will close the account and send your money to you.

 .......................................................................................................................................
How to Redeem Shares
---------------------------------------------------------------------------------------------------------------------------------------

You may withdraw from your account at any time in the following amounts:

o Any amount for redemptions requested by mail

o $1,000 or more for redemptions wired to your account ($10 fee)

o $50 or more for redemptions by a systematic redemption plan (there may be a fee)

o $1,000 or more for exchanges to another fund

o $100 or more for redemptions by automatic monthly exchange to another fund

o $100 or more via ACH;  there is no fee but  funds  may take 4 days to reach your account

o Up to $25,000 by telephone  (you must first  request this option in writing with a signature guarantee)

 .......................................................................................................................................
Shareholder Services
---------------------------------------------------------------------------------------------------------------------------------------

The  following  services  are  also  available  to  shareholders.   Please  call
1-800-49-BUFFALO (1-800-492-8332) for more information:

o Uniform Transfers (Gifts) to Minors accounts

o Accounts for corporations or partnerships

o Sub-Accounting Services for Keogh, tax qualified retirement plans, and others

o Prototype Retirement Plans for the self-employed, partnerships and corporations

o Traditional IRA accounts

o Roth IRA accounts

o Education IRA accounts

o Simplified Employee Pensions (SEPs)

 .......................................................................................................................................
How Share Price Is Determined
---------------------------------------------------------------------------------------------------------------------------------------

Shares of the Fund are  purchased  or  redeemed at the net asset value per share next calculated  after your purchase order and payment (or redemption  order) is received  by the Fund.  In the case of  certain  institutions,  which  have made satisfactory  payment or redemption  arrangements  with the Fund, orders will be processed at the net asset value per share next effective  after receipt by that institution.

The net asset value is  calculated by  subtracting  from the Fund's total assets any liabilities and then dividing into this amount the total outstanding  shares as of the date of the  calculation.  The net asset  value per share is  computed once daily,  Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the
Fund is open for  business  (generally  the same  days  that the New York  Stock
Exchange  is open  for  trading).  The Fund is  generally  closed  on  weekends, national holidays and Good Friday.

Each  security  owned by the Fund  that is listed on a  securities  exchange  is valued at its last sale price on that  exchange  on the date as of which  assets are valued.  Where the  security is listed on more than one  exchange,  the Fund will use the  price of that  exchange  which it  generally  considers  to be the principal exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last  current  closing bid and asked  prices.  An unlisted  security  for which  over-the-counter  market  quotations  are readily available  is valued at the mean  between  the last bid and asked  prices.  When market  quotations  are not readily  available,  any  security or other asset is valued at its fair value as  determined  in good  faith by the  Fund's  Board of
Trustees.

 .......................................................................................................................................
Distributions and Taxes
---------------------------------------------------------------------------------------------------------------------------------------

The Fund pays distributions from net investment income semi-annually, usually in
June and December.  Distributions from net capital gains realized on the sale of securities  will be declared by the Fund annually on or before December 31. Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund,  to have them paid in cash ($10 minimum check  amount).  We automatically  reinvest all dividends  under $10.00 in additional  shares of the
Fund. There are no fees or sales charges on reinvestments.

Tax Considerations. On June 7, 2001, President Bush signed into law the Economic
Growth and Tax Relief Reconciliation Act of 2001, which includes provisions that significantly  reduce individual federal income tax rates and provide additional savings  incentives for  individuals  generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs. You should  contact your personal tax advisor if you have  questions  about how this
Act will affect your investment in the Fund.

In  general,  if you are a  taxable  investor,  distributions  from the Fund are taxable to you as either ordinary income or capital gains.  This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains,  which the Fund distributes as net long-term capital gains,  will be taxable to you as long-term capital gains no matter how long you have  owned  your  shares.  If you  invest in a Fund  shortly  before it makes a distribution, you may receive some or all of your investment back in the form of a taxable distribution.

When you sell your shares of the Fund,  you may have a capital gain or loss. For tax purposes,  an exchange of your Fund shares for shares of a different Buffalo
Fund or the Babson Money Market Fund is the same as a sale.

Fund  distributions  and gains from the sale or  exchange  of your  shares  will generally be subject to state and local tax.  Non-U.S.  investors may be subject to U.S.  withholding  and  estate  tax and  are  subject  to  special  U.S.  tax certification  requirements.  You  should  consult  your tax  advisor  about the federal,  state,  local or foreign tax  consequences  of your  investment in the
Fund.

Backup  Withholding.  By law,  the Fund must  withhold a portion of your taxable distributions  and sale proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct,  certify that you are not subject to backup withholding,  and certify that you are a U.S.
person (including a U.S. resident alien). The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 30.5% of your taxable  distributions or redemption proceeds for calendar year 2001, after
August 6, 2001,  30% for calendar  years 2002 and 2003,  29% for calendar  years
2004 and 2005, and 28% for calendar years 2006 through 2010.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December  but paid in  January  are  taxable  as if they were paid in  December.
 .......................................................................................................................................

Additional Policies about Transactions
---------------------------------------------------------------------------------------------------------------------------------------

We cannot process  transaction  requests  unless they are properly  completed as described  in this  section.  We may cancel or change our  transaction  policies without notice. To avoid delays,  please call us if you have any questions about these policies. If you wish to purchase (or redeem) shares of the Fund through a broker,  a fee may be charged by that  broker,  whereas you may contact the Fund directly and avoid this fee. In addition,  you may be subject to other  policies or restrictions of the broker such as higher minimum account value, etc.

Purchases.  We may reject orders when not  accompanied by payment or when in the best interest of the Fund and its shareholders.

Redemptions.  We try to send  proceeds as soon as  practical.  In any event,  we generally  send  proceeds  by the third  business  day after we receive a proper redemption request. We cannot accept requests that contain special conditions or effective  dates.  We may  request  additional  documentation  to ensure  that a request is genuine. Under certain circumstances,  we may pay you proceeds in the form of  portfolio  securities  owned by the  Fund.  If you  receive  securities instead of cash, you will incur brokerage costs when converting into cash.

If you request a redemption  within 15 days of purchase,  we will delay  sending your proceeds until we have collected  unconditional  payment, which may take up to 15 days  from the date of  purchase.  For your  protection,  if your  account address has been changed within the last 30 days, your  redemption  request must be in writing and signed by each account owner, with signature  guarantees.  The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Market Timers.  The Fund may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption  of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

Signature  Guarantees.  You can obtain a  signature  guarantee  from most banks, credit  unions,  savings  &  loans or securities  broker/dealers,  but not a notary public.  For your  protection,  we require a guaranteed  signature if you request:

o A redemption check sent to a different payee, bank or address than that which we have on file.

o A redemption check mailed to an address that has been changed within the last
  30 days.

o A redemption for $25,000 or more in writing.

o A change in account registration or redemption instructions.

Corporations,  Trusts and Other Entities.  Additional  documentation is normally required  for  corporations,  fiduciaries  and  others  who  hold  shares  in  a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund. You must meet the minimum  investment  requirement of the Buffalo Fund (or the Babson Money Market Fund) you are exchanging  into. The names and registrations on the two accounts must be identical.  Your shares must have been held in an open account for 15 days or more, and we must have received good payment before we will exchange shares. You should review the prospectus of the fund being purchased. Call us for a free copy.

Telephone  Services.  During periods of increased market activity,  you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request,  including a telephone  redemption  request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such  procedures  are followed and we reasonably  believe the  instructions  are genuine,  the Fund is not liable for any loss due to  unauthorized or fraudulent instructions.  At our  option,  we may  limit  the  frequency  or the  amount of telephone  redemption  requests.  Neither the Fund nor Jones & Babson,  Inc.
assumes responsibility for the authenticity of telephone redemption requests.

 ....................................................................................................................................

 ....................................................................................................................................
Conducting Business with the Buffalo Funds
------------------------------------------------------------------------------------------------------------------------------------

By Phone             How to Open an Account        How to Add to an Account        How to Sell Shares        How to Exchange Shares
------------------------------------------------------------------------------------------------------------------------------------
1-800-49-BUFFALO    If you already have an        You may make investments        You may withdraw any      You may exchange shares
(1-800-492-8332)    account with us and you       ($1,000 minimum) by telephone.  amount up to $25,000 by   ($1,000 minimum or the
in the Kansas City  have authorized telephone     After we have received your     telephone, provided you   initial minimum fund
area 751-5900       exchanges, you may call to    telephone call, we will deduct  have registered for this  requirement) for shares
                    open an account in another    from your checking account the  service previously.  We   in another Buffalo Fund
You must authorize  Buffalo Fund or in the        cost of the shares.             will send funds only to   or in the Babson Money
each type of        Babson Money Market Fund                                      the address of record.    Market Fund.  The shares
telephone           by exchange ($1,000 minimum). Availability of this service is                           being exchanged must
transaction on      The names and registrations   subject to approval by the Fund                           have been held in open
your account        on the accounts must be       and participating banks.                                  account for 15 days or
application or the  identical.                                                                              more.
appropriate form,
available from us.
All account owners
must sign.  When
you call, we may
request personal
identification
and tape record
the call.

By Mail
------------------------------------------------------------------------------------------------------------------------------------
Initial Purchases   Complete and sign the         Make your check ($100 minimum)  In a letter, include the  In a letter, include the
and Redemptions:    application that accompanies  payable to UMB Bank, n.a. and   genuine signature of each genuine signature of
Buffalo Funds       this Prospectus.  Your        mail it to us.  Always identify registered owner (exactly each registered owner,
P.O. Box 219757     initial investment must meet  your account number or include  as registered), the name  the account number, the
Kansas City, MO     the minimum amount.  Make     the detachable reminder stub    of each account owner,    number of shares or
64121-9757          your check payable to UMB     (from your confirmation         the account number and    dollar amount to be
                    Bank, n.a., and be sure to    statement).                     the number of shares or   exchanged ($1,000
Subsequent          indicate the name of the                                      the dollar amount to be   minimum) and the name
  Purchases:        Fund in which you are                                         redeemed.  We will send   of the Buffalo Fund (or
Buffalo Funds       investing.                                                    proceeds only to the      the Babson Money Market
P.O. Box 219779                                                                   address of record.        Fund) into which the
Kansas City, MO                                                                                             amount is being
64121-9779                                                                                                  transferred.

By Wire
------------------------------------------------------------------------------------------------------------------------------------
UMB Bank, n.a.,     Call us first to get an       Wire share purchases ($1,000    Redemption proceeds       Not applicable.
Kansas City, MO     account number.  We will      minimum) should include the     ($1,000 minimum) may be
  ABA#101000695     require information such as   names of each account owner,    wired to your pre-
For Buffalo Mid     your Social Security or       your account number and the     identified bank account.
  Cap Fund          Taxpayer Identification       name of the fund in which you   A $10 fee is deducted. If
  AC=9870595095     Number, the amount being      are purchasing shares.  You     your written request is
OBI=(your account   wired ($2,500 minimum), and   should notify us by telephone   received before 4:00 P.M.
  number and        name and telephone number of  that you have sent a wire       (Eastern Time) we will
  account name)     the wiring bank.  Then tell   purchase order to UMB Bank,     normally wire funds the
                    your bank to wire the amount. n.a.                            following day.  If we
                    You must send us a completed                                  receive your written
                    application as soon as                                        request after 4:00 P.M.
                    possible or payment of your                                   (Eastern Time), we will
                    redemption proceeds will be                                   normally wire funds on
                    delayed.                                                      the second business day.
                                                                                  Contact your bank about
                                                                                  the time of receipt and
                                                                                  availability.

Through Automatic Transaction Plans
------------------------------------------------------------------------------------------------------------------------------------
You must authorize  Not applicable.                Automatic Monthly              Systematic Redemption     Monthly Exchanges:
each type of                                       Investment:                    Plan:                     You may authorize
automatic                                          You must authorize automatic   You may specify a dollar  monthly exchanges from
transaction on                                     monthly investments in a       amount ($50 minimum) to   your account ($100
your account                                       constant dollar amount ($100   be withdrawn monthly or   minimum) to another
application or                                     minimum) from your checking    quarterly or have your    Buffalo Fund or the
complete an                                        account.  We will draft your   shares redeemed at a rate Babson Money Market
authorization                                      checking account on the same   calculated to exhaust the Fund.  Exchanges will be
form, available                                    day each month in the amount   account at the end of a   continued until all
from us upon                                       your authorize.                specified period.  A      shares have been
request.  All                                                                     maximum fee of $1.50 may  exchanged or until you
registered owners                                                                 be charged for each       terminate the service.
must sign.                                                                        withdrawal.  You must own
                                                                                  shares in an open account
                                                                                  valued at $10,000 when you
                                                                                  when you first authorize
                                                                                  the systematic redemption
                                                                                  plan.  You may cancel or
                                                                                  change your plan or redeem
                                                                                  all your shares at any
                                                                                  time.  We will continue
                                                                                  withdrawals until your
                                                                                  shares are gone or until
                                                                                  the Fund or you cancel the
                                                                                  plan.

---------------------------------------------------------------------------------------------------------------------------------------
BUFFALO FUNDS

Balanced Fund
Equity Fund
High Yield Fund
Mid Cap Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

Additional  Information The Statement of Additional  Information  (SAI) contains additional  information  about the Buffalo Mid Cap Fund and is  incorporated  by reference into this  Prospectus.  The Fund's annual and  semi-annual  reports to shareholders  contain  additional  information  about each of the Buffalo Fund's investments.  In the  annual  report  you will find a  discussion  of the market conditions and investment  strategies  that  significantly  affected each Fund's performance during the last fiscal year. Because the Mid Cap Fund is new, it has not yet published an annual or semi-annual report to shareholders.

You may obtain a free copy of these  documents by calling,  writing or e-mailing the Fund as shown  below.  You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC
(202-942-8090)  or by accessing the EDGAR database on the Commission's  Internet site at  http://www.sec.gov.  Copies of this  information  also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission,  Washington,  DC 20549-0102,  or by sending an e-mail request to
publicinfo@sec.gov.

BUFFALO FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757

                          Investment Company Act
                          file numbers
                          811-8364  (Balanced Fund)
                          811-8900  (Equity Fund)
                          811-8898  (High Yield Fund)
                          811-10303 (Mid Cap Fund)
                          811-10303 (Science & Technology Fund)
                          811-8509  (Small Cap Fund)
                          811-8896  (USA Global Fund)

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

                                     PART B

                              BUFFALO MID CAP FUND
                           (a series of Buffalo Funds)

                       STATEMENT OF ADDITIONAL INFORMATION

                               December ___, 2001

     This Statement of Additional  Information is not a Prospectus but should be read in conjunction with the Mid Cap Fund's current  Prospectus,  dated December
___,  2001.  To  obtain  the  Prospectus  or  any  available  Annual  Report  or
Semi-Annual  Report to  shareholders,  free of charge,  please  call the Buffalo
Funds toll-free at 1-800-49-BUFFALO (1-800-492-8332), or in the Kansas City area
(816) 751-5900. When available,  certain information from the Annual Report will be incorporated  by reference into this Statement.  The Mid Cap Fund is a series of the Buffalo Funds, a Delaware business trust organized on February 14, 2001.

                                TABLE OF CONTENTS

                                  INTRODUCTION

Buffalo Mid Cap Fund  (hereafter,  the "Fund") is a series of Buffalo Funds (the
"Trust"),  which is an open-end  management  investment company registered under the  Investment  Company Act of 1940,  as amended (the "1940 Act").  The Fund is classified as a diversified fund under the 1940 Act, which means that the assets of the  Fund  are  invested  in a  diversified  portfolio  of  securities.  This
Statement  of  Additional   Information   ("SAI")  supplements  the  information
contained in the Fund's Prospectus dated December ___, 2001.

Unless otherwise indicated, the investment objective,  strategies,  and policies described  below and in the  Prospectus  may be changed by the Board of Trustees without shareholder approval. Generally, the policies and restrictions discussed in this SAI and in the Prospectus  apply when the Fund makes an  investment.  In most cases,  the Fund is not required to sell a security  because  circumstances change and the  security no longer  meets one or more of the Fund's  policies or restrictions.  If a percentage  restriction  or limitation is met at the time of investment,  a later  increase or decrease in the  percentage due to a change in the  value  or  liquidity  of  portfolio  securities  will not be  considered  a violation of the restriction or limitation.  Kornitzer Capital Management,  Inc.
("Kornitzer"),  which is the manager and investment  advisor (the "Advisor") for all of the Buffalo Funds, selects the Fund's investments.

                    INFORMATION ABOUT THE FUND'S INVESTMENTS

Investment  Objectives,  Policies and Risks. The Fund's investment  objective is long-term  capital growth.  To achieve this, the Fund generally invests at least
80% of its net assets in common  stocks and other equity  securities  (including convertibles and warrants) of medium-sized  companies.  The Buffalo Mid Cap Fund will normally  invest in a broad array of securities,  which are  diversified in terms of companies and  industries.  Investments in common stocks in general are subject to market,  economic and  business  risks that will cause their price to fluctuate  over time.  Investment in such  medium-sized  company  securities may involve greater price  volatility than  securities of larger,  more  established companies.

Equity Securities.  The Fund will invest in equity securities.  The purchaser of an equity security  typically  receives an ownership  interest in the company as well as certain voting rights.  The owner of an equity  security may participate in a company's success through the receipt of dividends, which are distributions of  earnings  by the  company to its  owners.  Equity  security  owners may also participate  in a  company's  success or lack of success  through  increases  or decreases in the value of the company's  shares as traded in the public  trading market for such  shares.  Equity  securities  generally  take the form of common stock or preferred  stock.  Preferred  stockholders  typically  receive  greater dividends but may receive less  appreciation  than common  stockholders  and may have  greater  voting  rights  as  well.  Equity  securities  may  also  include convertible securities.

Convertible  Securities.  The Fund  may  invest  in  convertible  securities.  A convertible  security is generally a debt obligation or preferred stock that may be  converted  with a specified  period of time into a certain  amount of common stock of the same or a  different  issuer.  A  convertible  security  provides a fixed-income  stream and the  opportunity,  through its conversion  feature,  to participate in the capital appreciation resulting from a market price advance in its  underlying  common  stock.  As with a  straight  fixed-income  security,  a convertible  security  tends to increase  in market  value when  interest  rates decline and decrease in value when interest rates rise. Like a common stock, the value of a  convertible  security  also tends to increase as the market value of the underlying  stock rises, and it tends to decrease as the market value of the underlying  stock declines.  Because both interest rate and market movements can influence  its value,  a  convertible  security is not as  sensitive to interest rates as a similar  fixed-income  security  and not as  sensitive  to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment  bank. When issued by an operating  company,  a convertible  security tends  to be  senior  to  common  stock,  but  subordinate  to  other  types  of fixed-income  securities  issued by that company.  When a  convertible  security issued by an operating  company is  "converted,"  the  operating  company  often issues new stock to the holder of the convertible  security.  If,  however,  the parity  price  (which is the  price at which the  common  stock  underlying  the convertible  security may be obtained) of the convertible  security is less than the call price,  which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

In  addition,  the  issuer  of  a  convertible  security  may  be  important  in determining  the  security's  true  value.  This  is  because  the  holder  of a convertible  security  will have  recourse  only to the  issuer.  A  convertible security may be subject to redemption by the issuer,  but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a  convertible  debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred  stock for the Fund's  financial  reporting,  credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default  entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the  issuer's  business  prospects  for an indefinite period of time. In addition,  distributions  from preferred stock are dividends,  rather than interest  payments,  and are usually treated as such for corporate tax purposes.

Warrants.  The Fund may  invest in  warrants.  A warrant  allows  the  holder to purchase a security at a fixed price during a preset time period. The value of a warrant will increase,  if the market value of a particular  security  increases after the warrant is  purchased.  If the market value of the security  decreases after the warrant is purchased or if the term of the warrant  expires  before it is  exercised,  the holder of the  warrant  will incur a loss.  Warrants  do not provide the holder the right to receive dividends or the right to vote.

Cash  Management.  The  Fund may  invest  a  portion  of its  assets  in cash or high-quality,  short-term debt  obligations  readily  changeable into cash. Such high quality,  short-term  obligations include:  money market securities,  money market  mutual  funds,  commercial  paper,  bank  certificates  of deposit,  and repurchase agreements collateralized by government securities. These investments may be used for cash management  purposes and to maintain  liquidity in order to satisfy redemption requests or pay unanticipated  expenses,  or they may be used while the Fund's Advisor looks for suitable investment opportunities.  There may also be times when the Fund  attempts  to respond to adverse  market,  economic, political  or other  conditions  by  investing up to 100% of its assets in these types of investments for temporary,  defensive purposes. During these times, the
Fund will not be able to pursue its primary  investment  objective and, instead, will focus on preserving its assets.

In  pursuing  cash  management  strategies,  the Fund will  apply the  following criteria to its investments:

     (1)  Certificates of deposit,  bankers'  acceptances  and other  short-term obligations  must be issued  domestically by United States  commercial banks  having  assets of at least $1 billion  and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

     (2)  Commercial  paper will be limited to companies  rated P-2 or higher by
          Moody's  or A-2 or  higher  by  S&P(R),  or if not rated by either
          Moody's or S&P(R),  a company's commercial paper may be purchased, if the  company  has an  outstanding  bond issue rated Aa or higher by
          Moody's or AA or higher by S&P(R);

     (3)  The Fund  will  purchase  only  short-term  debt  securities  that are non-convertible,  that have one year or less  remaining to maturity at the date of purchase, and that are rated Aa or higher by Moody's or AA or higher by S&P(R); and,

     (4)  The Fund will purchase  only  negotiable  certificates  of deposit and other  short-term  debt  obligations of savings and loan  associations having assets of at least $1 billion, which are members of the Federal
          Home Loan Banks  Association  and insured by the  Federal  Savings and
          Loan Insurance Corporation.

The securities used for cash  management can go down in value.  The market value of debt securities generally varies in response to changes in interest rates and the financial  condition of each issuer.  During  periods of declining  interest rates,  the value of debt securities  generally  increases.  Conversely,  during periods  of  rising  interest  rates,  the value of these  securities  generally declines.  These  changes in market  value will be  reflected  in the Fund's net asset value.

Repurchase  agreements.  The Fund may  invest  in issues  of the  United  States
Treasury or a United States government agency subject to repurchase  agreements.
A  repurchase  agreement  involves the sale of  securities  to the Fund with the concurrent  agreement by the seller to repurchase  the  securities at the Fund's cost plus  interest at an agreed  rate upon  demand or within a specified  time, thereby determining the yield during the Fund's period of ownership.  The result is a fixed rate of return insulated from market fluctuations during such period.
Under the 1940 Act, repurchase agreements are considered loans by the Fund.

The Fund will enter into  repurchase  agreements  only with United  States banks having assets in excess of $1 billion,  which are members of the Federal Deposit
Insurance  Corporation,  and  with  certain  securities  dealers  who  meet  the qualifications  as set from time to time by the Fund's  Board of Trustees of the
Buffalo  Funds Trust.  The term to maturity of a repurchase  agreement  normally will be no longer than a few days.

The use of repurchase  agreements  involves certain risks.  For example,  if the seller of the agreement  defaults on its obligation to repurchase the underlying securities at a time when the value of these  securities has declined,  the Fund may incur a loss when the  securities  are sold.  If the seller of the agreement becomes  insolvent  and  subject  to  liquidation  or  reorganization  under the
Bankruptcy Code or other laws,  disposition of the underlying  securities may be delayed pending court proceedings.  Finally,  it is possible that a Fund may not be able to perfect its interest in the underlying  securities.  While the Fund's management  acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Debt Securities. In addition to investing for cash management purposes, the Fund may  invest  in  debt  securities  on an  intermittent  basis.  A debt  security represents a loan of money by the purchase of the  securities  to the issuer.  A debt security  typically has a fixed payment  schedule that obligates the issuer to pay  interest to the lender and to return the  lender's  money over a certain period of time. A company  typically  meets its payment  obligations  associated with its outstanding  debt securities  before it declares and pays any dividends to holders of its equity  securities.  Bonds,  notes,  debentures and commercial paper are types of debt  securities.  Each of these differs in the length of the issuers' payment schedule.

Debt  securities  are also  subject  to the risks  described  in this SAI's Cash
Management  explanation.  Independent rating  organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating  indicates higher risk. The Fund may buy debt securities that are rated A or higher by Moody's Investors Service, Inc. (Moody's) or Standard &
Poor's  Ratings  Group  (S&P  (R)); or unrated debt that is determined to be comparable quality.

Asset-Backed  Securities.  The  Fund  may  invest  in  asset-backed  securities.
Asset-backed  securities  are  collateralized  by short  maturity  loans such as automobile receivables,  credit card receivables, and other types of receivables or  assets.  Credit  support  for  asset-backed  securities  may be based on the underlying assets and/or provided through credit  enhancements by a third party.
Credit  enhancement  techniques  include  letters  of credit,  insurance  bonds,
limited   guarantees   (which   are   generally   provided   by   the   issuer),
senior-subordinated structures and over-collateralization.

As with all fixed-income  securities,  the value of asset-backed securities will fluctuate in response to changing interest rates and to the general economy.  In addition to risks  presented by changes in interest  rates,  prepayments,  early calls, and defaults can reduce returns on asset-backed securities.

Illiquid  and  Restricted  Securities.  The  Fund may  invest  in  illiquid  and restricted  securities.  But the Fund will not  invest  more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business  within  seven  days at  approximately  the price at which the Fund has valued the investment.

Illiquid  securities  include  repurchase  agreements  and  time  deposits  with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days,  certain insurance funding agreements,  certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading  restrictions because they are not  registered  under the  Securities Act of 1933, as amended (the "1933 Act").
Because  illiquid  and  restricted  securities  may be  difficult  to sell at an acceptable price, they may be subject to greater  volatility and may result in a loss to the Fund.

The Fund may also, when  consistent with its investment  objective and policies, purchase  commercial  paper issued  pursuant to Section 4(2) of the 1933 Act and domestically  traded  securities that are not registered  under the 1933 Act but can be sold to "qualified  institutional  buyers" in  accordance  with Rule 144A under  the 1933 Act  ("Rule  144A  Securities").  These  securities  will not be considered illiquid so long as the Fund's Advisor  determines,  under guidelines approved by the Board of Trustees,  that an adequate trading market exists.  The practice of investing in Rule 144A  Securities  could  increase the level of the
Fund's illiquidity during any period that qualified  institutional buyers become uninterested in purchasing these securities.

Covered Call Options. The Fund is authorized to write, which means sell, covered call options on the  securities in which it may invest and to enter into closing purchase  transactions with respect to some such options.  A covered call option is an option  where the Fund,  in return for a premium,  gives  another  party a right to buy specified  securities  owned by the Fund at a specified future date and price set at the time of the contract.  Covered call options are intended to serve  as a  partial  hedge  against  any  declining  price  of  the  underlying securities.

Up to 25% of the Fund's total assets may be subject to covered call options.  By writing  covered  call  options,  the Fund gives up the  opportunity,  while the option  is in  effect,  to  profit  from any price  increase  in the  underlying security above the option exercise price. In addition,  a Fund's ability to sell the underlying security will be limited while the option is in effect unless the
Fund effects a closing  purchase  transaction.  A closing  purchase  transaction cancels  out a  Fund's  position  as the  writer  of an  option  by  means of an offsetting purchase of an identical option prior to the expiration of the option it has written.  Upon the termination of the Fund's  obligation  under a covered call option other than through  exercise of the option,  the Fund will realize a short-term capital gain or loss. Any gain realized by the Fund from the exercise of an option will be short-term  or long-term  depending on the period for which the stock was held. The writing of covered call options  creates a straddle that is potentially subject to the straddle rules, which result in a deferral of some losses for tax purposes.

ADRs. The Fund may gain  international  exposure  through  investing in American
Depository  Receipts  (ADRs).  ADRs,  which are issued by  domestic  banks,  are publicly  traded in the United  States and  represent  ownership  in  underlying foreign  securities.  The Fund does not  intend to invest  directly  in  foreign securities or foreign currencies.

Up to 25% of the Fund's  total  assets may be  invested  in ADRs.  Most ADRs are traded on a U.S. stock exchange and can be sponsored or unsponsored.  Issuers of
unsponsored  ADRs  are  not   contractually   obligated  to  disclose   material
information in the U.S. and,  therefore,  there may not be a correlation between such  information  and the  market  value of the  unsponsored  ADR.  ADRs do not involve the same direct currency and liquidity  risks as securities  denominated in foreign currency. However, their value will generally be affected by currency fluctuations  that  alter the  value of the  security  underlying  the ADRs with respect to the U.S. dollar.

Fundamental  Investment  Restrictions.  The Board of  Trustees of the Trust have adopted the following  fundamental  policies for the Buffalo Mid Cap Fund. These policies  cannot  be  changed  without  the  approval  of  a  "majority  of  the outstanding  voting  securities" of the Fund. Under the 1940 Act, a "majority of the outstanding  voting securities" of the Fund means the vote of: (i) more than
50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting,  if the holders of more than
50% of the  outstanding  voting  securities are present or represented by proxy, whichever is less. In cases where the current  legal or  regulatory  limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Diversification. The Fund is classified as diversified as defined under the 1940
Act  and  the  Fund  may not  change  its  classification  from  diversified  to non-diversified  without shareholder  approval.  Under the 1940 Act, diversified generally  means that the Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer,  except obligations  issued  or  guaranteed  by the U.S.  Government,  its  agencies  or instrumentalities  and securities  issued by investment  companies,  or purchase more than 10% of the voting securities of any one issuer.

Concentration.  The Fund  will not make  investments  that  will  result  in the concentration,  as that term may be defined  in the 1940 Act,  any rule or order
thereunder,   or  U.S.   Securities  and  Exchange   Commission   ("SEC")  staff
interpretation  thereof,  of  its  investments  in  the  securities  of  issuers primarily  engaged  in the same  industry.  The SEC  staff  currently  takes the position  that a  mutual  fund  concentrates  its  investments  in a  particular industry if 25% or more of its total assets are  invested in issuers  within the industry.  This  restriction does not limit a Fund from investing in obligations
issued   or   guaranteed   by  the  U.S.   government,   or  its   agencies   or
instrumentalities.  In applying  this  fundamental  policy  concerning  industry
concentration,   the  Fund  will  apply  a  non-fundamental  policy,   described
hereafter,  governing  categorization  of companies  into  specific  industries.
Concentration will be examined by looking at each company's particular niche and not its general industry.  In particular,  technology  companies will be divided according to their  products and  services;  for  example,  hardware,  software, information  services and  outsourcing,  and  telecommunications  will each be a separate industry.  Furthermore,  financial service companies will be classified according to the end users of their services;  for example,  automobile finance, bank  finance  and  diversified  finance  will  each be  considered  a  separate industry; asset-backed securities will be classified according to the underlying assets  securing  such  securities;  and,  utility  companies  will  be  divided according to their services;  for example,  gas, gas transmission,  electric and telephone will each be considered a separate industry.

Borrowing. The Fund will not borrow money or issue senior securities,  except as the 1940 Act, any rule  thereunder,  or SEC staff  interpretation  thereof,  may permit; and, the following sentences describe the current regulatory limits. The
Fund  may  borrow  up to 5% of its  total  assets  for  temporary  purposes.  In addition,  for temporary defensive purposes, the Fund may borrow more than 5% of its total assets from banks,  provided  that if  borrowings  exceed 5%, the Fund will have assets  totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. This provision allows the Fund to borrow  from  banks  amounts  up to  one-third  (33 1/3%) of its  total  assets, including those assets represented by the borrowing.

Underwriting.  The Fund will not  underwrite  the  securities of other  issuers, except  that the Fund may  engage in  transactions  involving  the  acquisition, disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Fund will not purchase or sell real estate,  unless acquired as a result of ownership of securities or other  instruments and provided that this restriction  does not prevent the Fund from  investing in issuers  which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities.  The Fund will not purchase or sell  physical  commodities,  unless acquired  as a result  of  ownership  of  securities  or other  instruments  and provided  that this  restriction  does not  prevent  the Fund from  engaging  in transactions  involving  futures  contracts and options  thereon or investing in securities that are secured by physical commodities.

Loans.  The Fund will not make loans,  provided that this  restriction  does not prevent the Fund from  purchasing  debt  obligations,  entering into  repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental  Investment  Restrictions.  In addition to the Fund's investment objective  and policies  described in the  Prospectus  and in this SAI, the Fund will be subject to the following non-fundamental investment restrictions,  which the Board of Trustees may change without shareholder approval.

Other Investment Companies.  The Fund is permitted to invest in other investment companies,  including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar  transaction.  But the Fund  may not  operate  as a fund of funds  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments  by  such a fund  of  funds.  Under  current  legal  and  regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one  investment  company,  but may not own more than 3% of any investment company or invest more than 10% of its total assets in the  securities  of other investment companies.

Leveraging.  The  Fund  will  not  borrow  for the  purpose  of  leveraging  its investments.  In this regard,  the Fund will not purchase  portfolio  securities when borrowings exceed 5% of its total assets.

Portfolio  Transactions.  Kornitzer makes the decisions about buying and selling securities  for the Fund,  selecting  brokers and dealers to execute  securities transactions,  and  allocating  portfolio  brokerage and principal  business and negotiating  commissions  and/or price of the  securities.  In  instances  where securities  are  purchased  on a  commission  basis,  Kornitzer  will  seek best execution of transactions at competitive and reasonable  commission  rates based on all circumstances related to the trade.

The level of brokerage  commissions generated by the Fund is directly related to the  number  and the size of the buy and sell  transactions  into which the Fund enters.  The  frequency and size of these  transactions  are affected by various
factors  such  as  cash  flows  into  and  out  of  the  Fund,   the   Advisor's
interpretation of the market or economic environment, etc.

The Fund  believes it is in its best  interest  to have a stable and  continuous relationship  with  a  diverse  group  of  financially  strong  and  technically qualified  broker-dealers  who will provide  quality  executions at  competitive rates.  Broker-dealers  meeting these  qualifications  also will be selected for their  demonstrated  loyalty to the Fund, when acting on its behalf,  as well as for any research or other services provided to the Fund. The Funds may execute a substantial portion of the portfolio  transactions  through brokerage firms that are  members of the New York Stock  Exchange or through  other major  securities exchanges.  When buying securities in the over-the-counter market, the Fund will select a broker  who  maintains  a primary  market  for the  security  unless it appears  that a  better  combination  of price  and  execution  may be  obtained elsewhere.  The  Fund  will  not  normally  pay  a  higher  commission  rate  to broker-dealers  providing  benefits  or  services  to it  than it  would  pay to broker-dealers who did not provide such benefits or services. The Fund, however, reserves the right to do so within the  principles  set out in Section  28(e) of the  Securities  Exchange  Act of 1934 when it appears that this would be in the best interests of the shareholders.

No  commitment  is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio  securities,  and no specific formula is used in  placing  such  business.  Both  the  Fund's  Board of  Trustees  and
Kornitzer regularly review brokerage allocation.

When the Advisor in its fiduciary duty believes it to be in the best interest of the  shareholders,  the Fund may join  with  other  clients  of the  Advisor  in acquiring or disposing of a portfolio holding.  Securities  acquired or proceeds obtained  will be  equitably  distributed  among  the  Fund  and  other  clients participating in the transaction.  In some instances,  this investment procedure may affect the price paid or  received  by the Fund or the size of the  position obtained by the Fund.

                              PERFORMANCE MEASURES

The Fund may advertise  "average  annual total  return" over various  periods of time. Such total return figures show the average  percentage  change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period.  These figures reflect changes in the price of each
Fund's  shares  and  assume  that any  income  dividends  and/or  capital  gains distributions  made by the Fund during the period were  reinvested  in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods when applicable,  and  may  be  given  for  other  periods  as  well,  such  as  from commencement  of  the  Fund's  operations,  or  on a  year-by-year  basis.  When considering "average" total return figures, for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return.  The Fund's  "average  annual total return" figures when described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

  P(1+T)n  =  ERV

  Where:  P=  a hypothetical initial payment
                 of $1,000

          T=  average annual total return

          n=  number of years

        ERV= Ending  Redeemable Value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year  (or  other)  periods  (or  fractional portions thereof).

From time to time, the Fund may quote its yield in  advertisements,  shareholder reports or other  communications to shareholders.  Yield is calculated according to the following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current  yield is  determined  by dividing the net  investment  income per share earned  during a 30-day base period by the maximum  offering  price per share on the last day of the period and annualizing the result.  Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

Yield = 2(((a-b)/cd) + 1)^6-1)

Where:

a = dividends and interest earned during the period
b = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period.

Performance  Comparisons.  In advertisements or in reports to shareholders,  the
Fund may compare its  performance  to that of other  mutual  funds with  similar investment  objectives and to stock or other relevant indices.  For example,  it may compare its performance to rankings prepared by Lipper Analytical  Services,
Inc.  ("Lipper"),  a widely  recognized  independent  service that  monitors the performance  of  mutual  funds.  The Fund may  compare  its  performance  to the
Standard &  Poor's 500 Stock Index  (S&P(R)  500), an index of unmanaged groups  of  common  stocks,  the Dow  Jones  Industrial  Average,  a  recognized unmanaged index of common stocks of 30 industrial  companies listed on the NYSE, the Russell  2000 Index,  a small  company  stock index,  or the Consumer  Price
Index.

Performance rankings, recommendations, published editorial comments and listings reported in Money,  Barron's,  Kiplinger's Personal Finance Magazine,  Financial
World, Forbes, Smart Money, Mutual Fund Magazine,  U.S. News & World Report,
Business Week, The Wall Street Journal,  Investors  Business  Daily,  USA Today,
Fortune  and  Stanger's  may also be cited  (if the Fund is  listed  in any such publication)  or  used  for  comparison,  as well as  performance  listings  and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The
Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector,  No-Load
Fund  Analyst,   No-Load  Fund  X,  Louis  Rukeyser's  Wall  Street  newsletter,
Donoghue's  Money  Letter,  CDA  Investment  Technologies,   Inc.,  Wiesenberger
Investment Companies Service and Donoghue's Mutual Fund Almanac.

                          PURCHASING AND SELLING SHARES

Purchases.  Neither the Fund nor the entities  that provide  services to it (the
"Fund  Complex") will be responsible for the  consequences of delays,  including delays in the banking or Federal  Reserve wire systems.  The Fund Complex cannot process  transaction  requests that are not completed  properly.  If you use the services  of any other  broker to purchase  or redeem  shares of the Fund,  that broker may charge you a fee.  Shares of the Fund may be purchased  directly from the Fund without this  brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified,  at the net asset value per share next effective  after the order is accepted by the Fund.

Each  investment  is confirmed by a  year-to-date  statement  that  provides the details  of the  immediate  transaction,  plus all  prior  transactions  in your account during the current year. This includes the dollar amount  invested,  the number of shares  purchased or redeemed,  the price per share, and the aggregate shares owned.  A transcript of all activity in your account  during the previous year will be furnished  each January.  By retaining  each annual summary and the last  year-to-date  statement,  you have a  complete  detailed  history  of your account,  which provides  necessary tax information.  A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares you purchase are held by the Fund in open account,  thereby relieving  you of the  responsibility  of  providing  for the  safekeeping  of a negotiable share certificate.  Should you have a special need for a certificate, one will be issued on request  for all or a portion of the whole  shares in your account.  A charge of $25.00 will be made for any certificates  issued. In order to protect the interests of the other  shareholders,  share certificates will be sent to those  shareholders  who request them only after the Fund has determined that  unconditional  payment for the shares  represented by the  certificate has been received by its custodian, UMB Bank, n.a.

The Fund reserves the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of Fund's  management,  such  withdrawal  or  rejection  is in the best interest of the Fund and its shareholders.

The Fund  reserves the right to refuse to accept  orders for Fund shares  unless accompanied by payment,  except when a responsible  person has  indemnified  the
Fund against losses resulting from the failure of investors to make payment.  If an order to purchase shares must be canceled due to  non-payment,  the purchaser will be  responsible  for any  loss  incurred  by the Fund  arising  out of such cancellation.  To recover any such loss,  the Fund  reserves the right to redeem shares by any  purchaser  whose order is  canceled,  and such  purchaser  may be prohibited or restricted in the manner of placing further orders.

Sales  (Redemptions).   The  Fund  Complex  will  not  be  responsible  for  the
consequences of delays,  including delays in the banking or Federal Reserve wire systems.  The Fund Complex  cannot  process  transaction  requests  that are not completed  properly.  The Fund must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The Fund may suspend  the right of  redemption  or postpone  the date of payment beyond the normal  three-day  redemption  period under the following  conditions authorized by the Investment  Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed,  other than  customary  weekend and holiday  closing,  or (b) during which trading on the New York Stock Exchange is restricted;  (2) for any period during which an emergency  exists as a result of which (a) disposal of Fund securities is not reasonably practical,  or (b) it is not  reasonably  practical  for the Fund to determine  the fair value of its net
assets;  (3)  under  certain   circumstances  where  certain   shareholders  are
attempting  to "time the market" by purchasing  and  redeeming  Fund shares on a regular  basis;  or (4) for such other  periods as the  Securities  and Exchange
Commission may by order permit for the protection of the Fund's shareholders.

The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company
Act of 1940 pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value  during any 90-day period for any one  shareholder.  Should  redemptions by any shareholder  exceed such limitation,  the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming  shareholder  may incur brokerage costs in converting the assets to cash.

How Share Price is Determined.  The Fund's net asset value per share is computed once daily,  Monday through Friday, at 4:00 p.m., Eastern Time except: days when the  Fund is not open  for  business;  days on  which  changes  in the  value of portfolio securities will not materially affect the net asset value; days during which  the Fund  receives  no  purchase  or  redemption  orders;  and  customary holidays.

The Fund does not  compute  its net  asset  value  days when the New York  Stock
Exchange is closed or on the following customary holidays:

New Year's Day                      January 1
Martin Luther King Jr. Day          Third Monday in January
Presidents' Holiday                 Third Monday in February
Good Friday                         Friday before Easter
Memorial Day                        Last Monday in May
Independence Day                    July 4
Labor Day                           First Monday in September
Thanksgiving Day                    Fourth Thursday in November
Christmas Day                       December 25

Additional Purchase and Redemption Policies. The Fund reserves the right to:

     (1)  Waive or increase the minimum investment  requirements with respect to any  person or class of  persons,  which  includes  shareholders  that invest through any of the Fund's special investment programs;

     (2)  Cancel or change  the  telephone  investment  service,  the  telephone exchange  service and the automatic  monthly  investment  plan without prior notice to you when doing so is in the best  interest of the Fund and its shareholders;

     (3)  Begin  charging  a fee for the  telephone  investment  service  or the automatic  monthly  investment  plan and to  cancel  or  change  these services upon 15 days written notice to you;

     (4)  Begin charging a fee for the telephone service and to cancel or change the service upon 60 days written notice to you;

     (5)  Begin charging a fee for the systematic  redemption  plan upon 30 days written notice to you;

     (6)  Waive signature  guarantee  requirements in certain instances where it appears  reasonable  to do so and will not unduly affect the interests of other shareholders; the Fund may also waive the signature guarantee requirement  if you authorize the telephone  redemption  method at the same time you submit the initial application to purchase shares; and,

     (7)  Require  signature  guarantees  if there  appears  to be a pattern  of redemptions designed to avoid the signature guarantee requirement,  or if the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

                      MANAGEMENT OF THE TRUST AND THE FUND

The  Trust  is  governed  by a Board  of  Trustees,  which  is  responsible  for
protecting  the  interests  of  the  Fund's   shareholders.   The  Trustees  are
experienced business persons, who meet throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and to review performance.

Trustees and Officers. The officers of the Trust are responsible for supervising the  business  operations  of the  Fund.  The  business  of the Fund is  largely conducted by the Fund's Advisor-Kornitzer, and is subject to the supervision and control of the Board of Trustees.

The  following  lists the officers and trustees'  names,  ages,  positions,  and business backgrounds.

Stephen S. Soden (56),  President and  Trustee1.  700 Karnes  Boulevard,  Kansas
City, Missouri  64108-3306.  President and Director (or Trustee) of, Jones &
Babson, Inc. and of each of the Babson Funds,  Buffalo Funds, J&B Funds, and the  Investors  Mark Series Fund,  Inc.  Director  and Senior Vice  President of
Business Men's Assurance Company of America,  Inc. and President and Director of
BMA Financial Services, Inc.

Kent W. Gasaway (41), Trustee2.  5420 West 61st Place,  Shawnee Mission,  Kansas
66205.  Director (or Trustee) of each Buffalo Fund since inception.  Senior Vice
President,  Kornitzer Capital Management, Inc., since November 1991 and formerly
Assistant Vice President,  Waddell & Reed, Inc.,  (mutual fund manager) from
May 1982 to November 1991.

Thomas S. Case (60), Trustee. 515 Piney Creek Road, Reno, Nevada 89511. Director
(or  Trustee)  of each  Buffalo  Fund  since  inception.  Retired  and  formerly
President  and  Chief  Executive   Officer,   the  Frankona  American  Companies
(insurance company).

Gene M. Betts (49),  Trustee.  P.O.  Box 11315,  Kansas  City,  Missouri  64112.
Director (or Trustee) of each Buffalo Fund since  February 6, 2001.  Senior Vice
President and Treasurer, Sprint Corporation  (telecommunications) since 1987 and formerly, Director, Great Plains Trust Company (1994-2000).

J. Gary  Gradinger  (58),  Trustee.  400 E. 10th Avenue,  Kansas City,  Missouri
64116.  Director  (or  Trustee)  of each  Buffalo  Fund since  February 6, 2001.
Chairman,  President and Chief Executive Officer, Golden Star Inc. (manufacturer of textile and cleaning products) since 1968.

Philip J. Kennedy (56), Trustee.  1109 E. Pine Street, Grove City,  Pennsylvania
16127.  Director  (or  Trustee)  of each  Buffalo  Fund since  February 6, 2001.
Faculty member,  Accounting  Department,  Slippery Rock  University  since 1984,
self-employed   consultant  and  Certified  Public  Accountant;   and  formerly,
Director, Great Plains Trust Company (1994-2000).

P. Bradley Adams (40),  Vice  President  and  Treasurer.  700 Karnes  Boulevard,
Kansas City,  Missouri  64108-3306.  Vice President and  Treasurer,  Jones &
Babson, Inc., and of each of the Babson Funds, Buffalo Funds, and J&B Funds;
Principal Financial Officer, Investors Mark Series Fund, Inc.

W. Guy Cooke (40),  Vice  President  and Chief  Compliance  Officer.  700 Karnes
Boulevard,  Kansas City, Missouri  64108-3306.  Chief Compliance Officer,  Jones
&  Babson,  Inc.; Vice President and Chief Compliance Officer of each of the
Babson Funds,  Buffalo Funds,  and J&B  Funds.  Mr. Cooke joined Jones &
Babson in March 1998 and  previously  was  Director  of  Compliance  at American
Century Companies.

Martin A. Cramer (51),  Vice  President  and  Secretary.  700 Karnes  Boulevard,
Kansas City,  Missouri  64108-3306.  Vice President and  Secretary,  Jones &
Babson, Inc., and of each of the Babson Funds, Buffalo Funds, and J&B Funds;
Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (39), Vice  President.  700 Karnes  Boulevard,  Kansas City,
Missouri  64108-3306.  Assistant Vice President,  Jones & Babson, Inc.; Vice
President of each of the Babson Funds, Buffalo Funds, and J&B Funds.

The Fund  has an Audit  Committee,  which  assists  the  Board  of  Trustees  in fulfilling its duties relating to the Fund's accounting and financial  reporting practices,  and also serves as a direct line of communication  between the Board of Trustees and the  independent  auditors.  The Audit Committee is comprised of
Messrs. Case, Betts, Gradinger and Kennedy, the Fund's Independent Trustees. The
specific functions of the Audit Committee include recommending the engagement or retention of the independent  auditors,  reviewing with the independent auditors the plan and results of the auditing engagement, approving professional services provided by the independent  auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the  independent  auditors,  reviewing  the  scope  and  results  of the  Fund's procedures  for internal  auditing,  and reviewing the Fund's system of internal accounting controls.

Compensation.  The Fund does not directly  compensate any Trustee or officer for their normal duties and services.  Mr. Gasaway and Mr. Soden, who are interested
Trustees  due to their  employment  with the  Fund's  advisor  and  underwriter, respectively,  are compensated by those  organizations  and not by the Fund. The fees of the Independent Trustees, including travel and other expenses related to the Board  meetings,  are paid by Kornitzer  pursuant to the  provisions  of the
Fund's Management Agreement.

Each  Independent  Trustee  receives an annual retainer of $3,000 for serving on the Board  each of the  Buffalo  Funds and $125 for each  Fund's  Board  meeting attended.  The Board of Trustees  generally  meets four times each year for each
Fund. The following chart sets forth the Trustees' annual  compensation,  all of which is paid by Kornitzer.

                   Compensation for      Pension or             Total
                    Serving on the       Retirement         Compensation From
 Name of Trustee     Fund's Board      Benefits Accrued       Fund Complex

 Stephen S. Soden        -0-                 -0-                   -0-
 Kent W. Gasaway         -0-                 -0-                   -0-
 Thomas S. Case         $500                 -0-                 $6,500
 Gene M. Betts          $500                 -0-                 $6,500
 J. Gary Gradinger      $500                 -0-                 $6,500
 Philip J. Kennedy      $500                 -0-                 $6,500

As of December  ___,  2001 the  officers  and  Trustees as a group own less than
2.27% of the Fund.

Manager  and  Investment  Advisor.  Kornitzer  serves as the Fund's  manager and investment advisor ("Advisor").  Kornitzer is a federally registered  investment advisory firm that was founded in 1989. It currently manages  approximately $1.3 billion in assets for mutual funds, corporations,  pensions and individuals.  In addition to the Buffalo Funds, Kornitzer serves as sub-advisor to the AFBA 5Star
Funds,  a  family  of  mutual  funds  sponsored  by  the  Armed  Forces  Benefit
Association  with objectives and policies  substantially  similar to that of the
Buffalo Funds.

Kornitzer is a closely-held corporation controlled by persons, who are active in the  management  of the firm's  business.  John C.  Kornitzer  is the  principal stockholder  of the firm and serves as the firm's  president and Chairman of the
Board of Directors. Kent W. Gasaway, Thomas W. Laming and John C. Kornitzer each own more than 5% of the firm.

Jones & Babson,  Inc. serves as the Fund's  underwriter,  transfer agent and fund accounting agent.

Certain  officers  and  Trustees of the Trust are also  officers or directors of
Jones &  Babson,  Inc. or Kornitzer or both. Jones &  Babson,  Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling  person under the Investment Company Act of 1940.
Assicurazioni  Generali S.P.A., an insurance  organization founded in 1831 based in Trieste,  Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America.  Mediobanca is a 5% owner of Generali.

As  compensation  for its services,  the Fund pays Kornitzer a fee at the annual rate of one percent (1%) of average daily net assets from which  Kornitzer  pays
Jones  &  Babson,  Inc.  a fee of 50/100 of 1% (.50%) of  average  daily net assets. Both fees are computed daily; the Fund pays Kornitzer's fee monthly.

Code of Ethics.  The Fund,  its  Advisor  and  principal  underwriter  have each adopted a code of ethics,  as required by federal  securities  laws.  Under each code of ethics,  persons  who are  designated  as access  persons  may engage in personal securities  transactions,  including  transactions involving securities that  may be  purchased  or  sold  by  any  Fund,  subject  to  certain  general restrictions and procedures. Each code of ethics contains provisions designed to substantially  comply  with  the  recommendations  contained  in the  Investment
Company Institute's 1994 Report of the Advisory Group on Personal Investing. The
codes of ethics are on file with the Securities and Exchange Commission.

Custodian.  The  Fund's  assets  are held  for  safe-keeping  by an  independent custodian,  UMB Bank, n.a. This means UMB Bank, n.a.,  rather than the Fund, has possession of the Fund's cash and securities.  UMB Bank, n.a. is not responsible for the Fund's investment management or administration. But, as directed by Fund officers, it delivers cash to those who have sold securities to a Fund in return for such securities,  and to those who have purchased securities from a Fund, it delivers  such  securities  in return for their  cash  purchase  price.  It also collects  income  directly from issuers of securities  owned by a Fund and holds this for payment to  shareholders  after  deduction  of a Fund's  expenses.  The custodian is compensated by Jones & Babson,  Inc. out of the fees paid to it by Kornitzer. There is no charge to the Fund.

Independent Auditors. The Fund's financial statements are audited by independent auditors  approved by the  Trustees  each year,  and in years in which an annual meeting is held the Trustees may submit their selection of independent  auditors to the  shareholders  for  ratification.  Ernst & Young LLP, One Kansas City
Place, 1200 Main Street,  Suite 2000, Kansas City, Missouri 64105, is the Fund's
current auditor.

Control Persons and Principal Holders of the Funds. As of  ______________,  2001
the Fund had  _____control  persons or principal  holders.  Control  persons are persons deemed to control a Fund because they own  beneficially  over 25% of the
outstanding   equity   securities.   Principal  holders  are  persons  that  own
beneficially 5% or more of a Fund's outstanding equity securities.

                             DISTRIBUTIONS AND TAXES

2001 Tax Act.  On June 7, 2001,  President  Bush  signed  into law the  Economic
Growth and Tax Relief  Reconciliation  Act of 2001 (the "Tax Act").  The Tax Act
includes  provisions  that  significantly  reduce  individual  income tax rates, provide  for  marriage  penalty  relief,  eliminate  current  phase-outs  of the standard  deduction  and personal  exemptions,  provide for  additional  savings
incentives  for   individuals,   generally  by  increasing  the  maximum  annual
contribution limits applicable to retirement and education savings programs, and provide for limited estate, gift and generation-skipping tax relief. While these provisions  have an important  tax impact on  individual  investors in the Fund, their  impact on the Fund itself are  limited,  as  discussed  in the  following paragraphs.

Distributions  of Net Investment  Income.  The Fund receives income generally in the form of  dividends  and  interest  on its  investments.  This  income,  less expenses  incurred  in the  operation  of the Fund,  constitutes  the Fund's net investment income from which dividends may be paid to shareholders. If you are a taxable  investor,  any income the Fund pays to you will be taxable as  ordinary income, whether you take the income in cash or in additional shares.

Distributions  of Capital Gains. In general,  the Funds may derive capital gains and losses in connection  with sales or other  dispositions  of their  portfolio securities.  Distributions from net short-term capital gains will taxable to you as ordinary  income.  Distributions  from net  long-term  capital  gains will be taxable to you as long-term capital gains,  regardless of how long you have held your shares in the Fund. Any net capital gains realized by a Fund generally will be distributed once each year, but they may be distributed  more frequently,  if necessary to reduce or eliminate excise or income taxes on the Fund.

Taxation of Five Year Gains  (shareholders in the 10 and 15% federal  brackets).
If you  are  in  the 10 or 15%  individual  income  tax  bracket,  capital  gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive  distributions from the Fund's sale of securities held for more than five years,  these  gains are  subject to a maximum  rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain  distributions you received for the previous year that were  five-year  gains  qualifying  for this reduced tax rate.

Taxation of Five Year Gains  (shareholders in higher federal  brackets).  If you are in a higher  individual  income tax bracket (for example,  the 25, 28, 33 or
35% brackets when these  brackets are fully  phased-in in the year 2006) capital gain  distributions  are  generally  subject  to a  maximum  rate of tax of 20%.
Beginning in the year 2006, any distributions from the Fund's sale of securities purchased  after  January  1,  2001 and held for more than  five  years  will be subject to a maximum rate of tax of 18%.

You may,  however,  elect to mark your Fund  shares to market as of  January  2,
2001. If you make this election,  any Fund shares that you acquired  before this date will also be eligible for the 18% maximum  rate of tax,  beginning in 2006.
However,  in  making  the  election,  you  are  required  to  pay a tax  on  any appreciation  in the value of your Fund  shares as of January  2,  2001,  and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

Information  on the Amount and Tax  Character  of  Distributions.  The Fund will inform you of the amount of your  ordinary  income  dividends  and capital gains distributions at the time they are paid, and will advise you of their tax status for federal  income tax purposes  shortly after the close of each calendar year.
If you have not held Fund  shares for a full year,  the Fund may  designate  and distribute to you, as ordinary  income or capital  gains, a percentage of income that is not equal to the actual  amount of such income  earned during the period of your investment in the Fund.

Election To Be Taxed as a Regulated  Investment Company. The Fund has elected to be treated as a regulated  investment company under Subchapter M of the Internal
Revenue  Code and  intends to so qualify  during the  current  fiscal  year.  As regulated investment  companies,  the Fund generally does not pay federal income tax on the  income  and  gains it  distributes  to you.  The  Board of  Trustees reserves  the right not to  maintain  the Fund's  qualification  as a  regulated investment  company,  if it determines this course of action to be beneficial to shareholders.  In that case,  the Fund will be subject to federal,  and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary  dividend income to the extent of such Fund's earnings and profits.

Excise  Tax  Distribution  Requirements.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code  requires the Fund to distribute to you by December 31 of each year, at a minimum,  the  following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital  gain net income earned  during  the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts from the prior year.  The Fund intends to declare and pay these  amounts in December (or in January that are treated by you as received in
December)  to avoid these  excise  taxes,  but can give no  assurances  that its distributions will be sufficient to eliminate all taxes.

Redemption  of Fund Shares.  Redemptions,  including  redemptions  in-kind,  and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of a different  Buffalo  Fund of Babson  Money Market Fund , the IRS will require that you report any gain or loss on your redemption or exchange.  If you hold your shares as a capital  asset,  any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.  Any loss incurred on the  redemption or exchange of shares  held for six months or less will be treated  as a  long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the  redemption  of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund, through  reinvestment of dividends or otherwise,  within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares you buy.

U.S.   Government   Obligations.   Income  earned  on  certain  U.S.  government
obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest  earned on direct  obligations o the U.S.  government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Fund.  Income  on  Fund  investments  in  other  certain  obligations,  such  as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations,  for example Government  National
Mortgage  Association ("GNMA") or Federal National Mortgage Association ("FNMA")
obligations,  generally  does not qualify for tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Dividends-Received   Deduction  for   Corporations.   If  you  are  a  corporate
shareholder,  you should note that the Fund  anticipates only a small percentage
of  any   dividends   the  Fund   pays  are   expected   to   qualify   for  the
dividends-received  deduction.  Qualifying  dividends  generally  are limited to dividends of domestic corporations. In some circumstances, you may be allowed to deduct  these  qualified  dividends,  thereby  reducing  the tax that you  would otherwise  be  required  to  pay  on  these  dividends.  The  dividends-received deduction  will be available  only with respect to dividends  designated  by the
Fund as eligible  for this  treatment.  All  dividends,  including  the deducted portion,  must be included in your  calculation of alternative  minimum  taxable income.

Investment  in Complex  Securities.  The Fund may invest in complex  securities, such as covered  call  options,  that could affect  whether  gains and losses it recognizes are treated as ordinary  income or capital gains, or could affect the amount,  timing and/or tax character of income  distributed to you. The Fund may also invest in securities issued or purchased at a discount, such as zero coupon securities,  that  could  require  it to accrue  and  distribute  income not yet received. In order to generate sufficient cash to make these distributions,  the
Fund could be required to sell  securities  in its  portfolio  that it otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

Financial  statements  for the Fund  will be  provided  in a future  filing,  as required by applicable law.

                         GENERAL INFORMATION AND HISTORY

Buffalo Mid Cap Fund is a series of Buffalo  Funds.  Buffalo Funds was organized as a Delaware  business trust on February 14, 2001, and is registered  under the
Investment  Company  Act  of  1940,  as  amended,  as  a  diversified,  open-end management  investment  company.  An  unlimited  number of shares of  beneficial interest in the Trust were  established  and  designated  as the Buffalo Mid Cap
Fund and an unlimited  number of shares have been  allocated  to such Fund.  All shares of the Fund  issued by the Trust have the same rights and  privileges  as other  shares  issued by the Fund.  Each full and  fractional  share  issued and outstanding  has (1) equal voting rights with respect to matters that affect the
Fund, and (2) equal dividend,  distribution and redemption  rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Trust may create other series of shares of its beneficial  interest.  Shareholders  do not have pre-emptive or conversion rights.

Non-Cumulative  Voting.  Shares of the Fund have  non-cumulative  voting rights, which  means that the  holders of 50% of the shares  voting for the  election of
Trustees  can elect 100% of the  Trustees,  if they choose to do so, and in such event,  the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

The Funds will not hold annual  meetings  except as  required by the  Investment
Company Act of 1940 and other applicable laws.

                             APPENDIX-CREDIT RATINGS

Description of Bond Ratings:

Standard & Poor's Corporation (S&P(R)).

AAA  Highest Grade.  These securities  possess the ultimate degree of protection as to principal and interest.  Marketwise,  they move with interest  rates, and hence provide the maximum safety on all counts.

AA   High Grade.  Generally,  these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A    Upper-medium Grade. They have considerable investment strength, but are not entirely  free from  adverse  effects  of  changes  in  economic  and trade conditions. Interest and principal are regarded as safe. They predominately reflect  money rates in their market  behavior  but, to some  extent,  also economic conditions.

BBB  Bonds  rated  BBB are  regarded  as  having  an  adequate  capacity  to pay
     principal  and  interest.   Whereas  they   normally   exhibit   protection
     parameters,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay  principal  and  interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, CC Bonds rated BB, B, CCC and CC are regarded,  on balance,  as predominantly  speculative  with  respect to the  issuer's  capacity to pay
     interest  and  repay   principal  in  accordance  with  the  terms  of  the
     obligations.  BB  indicates  the lowest  degree of  speculation  and CC the highest  degree of  speculation.  While such bonds  will  likely  have some quality  and  protective  characteristics,  these are  outweighed  by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa  Best Quality. These securities carry the smallest degree of investment risk and  are  generally  referred  to as  "gilt-edge."  Interest  payments  are protected by a large, or by an exceptionally  stable margin,  and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the  fundamentally strong position of such issues.

Aa   High  Quality by All  Standards.  They are rated  lower than the best bonds because  margins of  protection  may not be as large as in Aaa  securities, fluctuation of protective  elements may be of greater  amplitude,  or there may be other  elements  present  which  make  the  long-term  risks  appear somewhat greater.

A    Upper-medium  Grade.  Factors giving security to principal and interest are
     considered   adequate,   but  elements  may  be  present  which  suggest  a
     susceptibility to impairment sometime in the future.

Baa  Bonds that are rated Baa are considered as medium grade obligations,  i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present,  but certain protective elements may be lacking or may be  characteristically  unreliable  over any
     great   length   of  time.   Such   bonds   lack   outstanding   investment
     characteristics and in fact have speculative characteristics as well.

Ba   Bonds  that  are  rated Ba are  judged  to have  predominantly  speculative elements;  their future cannot be  considered  as well  assured.  Often the protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both  good and bad  times  over the future. Uncertainty of position characterizes bonds in this class.

B    Bonds that are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds  that are  rated  Caa are of poor  standing.  Such  issues  may be in default  or there  may be  present  elements  of  danger  with  respect  to principal or interest.

Ca   Bonds that are rated Ca represent  obligations  that are  speculative  in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

Description of Commercial Paper Ratings:

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer  to repay  punctually  promissory  obligations  not  having  an  original maturity in excess of nine  months.  Moody's has one rating - prime.  Every such prime rating  means  Moody's  believes  that the  commercial  paper note will be redeemed  as agreed.  Within  this  single  rating  category  are the  following classifications:

Prime - 1      Highest Quality
Prime - 2      Higher Quality
Prime - 3      High Quality

The  criteria  used by Moody's for rating a  commercial  paper issuer under this graded system include, but are not limited to the following factors:

(1)  evaluation of the management of the issuer;

(2)  economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)  evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity;

(5)  amount and quality of long-term debt;

(6)  trend of earnings over a period of ten years;

(7)  financial  strength of a parent company and relationships  which exist with the issuer; and

(8)  recognition by the  management of  obligations  which may be present or may arise as a result of public  interest  questions and  preparations  to meet such obligations.

S&P  . .  .Standard  &  Poor's  commercial  paper  rating  is a  current assessment  of the  likelihood  of timely  repayment  of debt having an original maturity  of no more than 270 days.  Ratings  are graded  into four  categories, ranging from "A" for the highest quality  obligations to "D" for the lowest. The four categories are as follows:

A    Issues  assigned  this  highest  rating are regarded as having the greatest capacity for timely  payment.  Issues in this category are further  refined with the  designations  1, 2, and 3 to  indicate  the  relative  degree  of safety.

A-1  This  designation  indicates  that the  degree of safety  regarding  timely payment is very strong.

A-2  Capacity  for timely  payment on issues  with this  designation  is strong.
     However, the relative degree of safety is not as over-whelming.

A-3  Issues carrying this  designation  have a satisfactory  capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects
     of  changes  in  circumstances   than   obligations   carrying  the  higher
     designations.

B    Issues  rated "B" are  regarded  as having only an  adequate  capacity  for timely  payment.  Furthermore,  such  capacity  may be damaged by  changing conditions or short-term adversities.

C    This rating is  assigned to  short-term  debt  obligations  with a doubtful capacity for payment.

D    This rating  indicates  that the issuer is either in default or is expected to be in default upon maturity.

--------
1    Mr. Soden is considered an interested trustee, as defined in the Investment
     Company Act of 1940,  as amended,  due to his  employment  with Jones &
     Babson, Inc., the Fund's underwriter.
2    Mr.  Gasaway  is  considered  an  interested  trustee,  as  defined  in the
     Investment  Company Act of 1940,  as amended,  due to his  employment  with
     Kornitzer, the Fund's Advisor.

                                  BUFFALO FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a) Charter Documents.

          (1)  Agreement  and  Declaration  of Trust  for  Buffalo  Funds  dated
               February  14, 2001 is  incorporated  herein by  reference to that
               Registrant's  Registration  Statement  on Form  N-1A  (File  Nos.
               333-56018  and  811-10303)  as filed  with  the SEC via  EDGAR on
               February 21, 2001.

          (2)  Officers'  Certificate  evidencing  the  creation  of the Buffalo
               Science  and  Technology  Fund  series  of  Buffalo  Funds  dated
               September 17, 2001 is filed herewith as Exhibit No. EX-99.a.2.

          (3)  Officers' Certificate  evidencing the creation of the Buffalo Mid
               Cap Fund  series of Buffalo  Funds  dated  September  17, 2001 is filed herewith as Exhibit No. EX-99.a.3.

          (4)  Certificate of Trust for Buffalo Funds as filed with the State of
               Delaware on February 14, 2001 is incorporated herein by reference to that  Registrant's  Registration  Statement on Form N-1A (File
               Nos.  333-56018 and 811-10303) as filed with the SEC via EDGAR on
               February 21, 2001.

     (b) By-laws.

          By-Laws for Buffalo  Funds are  incorporated  herein by  reference  to
          Registrant's  Registration Statement on Form N-1A (File Nos. 333-56018
          and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

     (c) Instruments Defining the Rights of Security Holders.

          (See Article III, "Shares" and Article V "Shareholders'  Voting Powers
          and Meetings" of the Registrant's  Agreement and Declaration of Trust.
          See also,  Article II,  "Meetings of Shareholders" of the Registrant's
          By-Laws. The Agreement and Declaration of Trust and the By-Laws of the
          Buffalo Funds are incorporated herein by reference to the Registrant's
          Registration   Statement  on  Form  N-1A  (File  Nos.   333-56018  and
          811-10303) as filed with the SEC via EDGAR on February 21, 2001.

     (d) Investment Advisory Contracts.

          Management  Agreement between Kornitzer Capital  Management,  Inc. and
          Buffalo Funds,  on behalf of the Buffalo  Science & Technology Fund series, dated February 14, 2001 is incorporated herein by reference to
          Registrant's  Registration Statement on Form N-1A (File Nos. 333-56018
          and  811-10303)  as  filed  with the SEC via  EDGAR  on June 7,  2001.
          [Amendment  to  Management   Agreement   between   Kornitzer   Capital
          Management,  Inc.  and Buffalo  Funds dated  February  14, 2001 adding
          Buffalo Mid Cap Fund to be filed by amendment.]

     (e) Underwriting Contracts.

          Form of Underwriting Agreement between the Buffalo Funds, on behalf of the  Buffalo  Science  &  Technology  Fund  series,  and Jones &
          Babson,  Inc. is incorporated  herein by reference to the Registrant's
          Registration   Statement  on  Form  N-1A  (File  Nos.   333-56018  and
          811-10303)  as filed  with the SEC via  EDGAR on  February  21,  2001.
          [Amended  Underwriting  Agreement between Buffalo Funds and Jones &
          Babson, Inc. to add Buffalo Mid Cap Fund to be filed by amendment.]

     (f) Bonus or Profit Sharing Contracts.

          Not Applicable.

     (g) Custodian Agreements.

          Custodian  Agreement dated May 5, 1997 between UMB Bank, n.a. and each
          Buffalo Fund is incorporated  herein by reference to the  Registration
          Statement on Form N-1A (File Nos.  333-56018  and  811-10303) as filed with the SEC via EDGAR on February 21, 2001.  [Amendment  to Custodian
          Agreement  dated May 5, 1997  between  UMB Bank,  n.a.  to reflect the addition of the Buffalo Mid cap Fund to be filed by amendment.]

     (h) Other Material Contracts.

          Form of Transfer Agency Agreement between Jones & Babson,  Inc. and
          Buffalo  Funds  dated  is  incorporated  herein  by  reference  to the
          Registrant's  Registration Statement on Form N-1A (File Nos. 333-56018
          and  811-10303)  as filed with the SEC via EDGAR on February 21, 2001.
          [Amendment  to Transfer  Agency  Agreement  between Jones & Babson,
          Inc. and Buffalo Funds to reflect the addition of Buffalo Mid cap Fund to be filed by amendment.]

     (i) Legal Opinions.

     (1)  Opinion  and  Consent  of  Counsel  for  Buffalo  Funds to be filed by amendment.

     (j) Other Opinions.

          (1) Consents of Auditors. Not applicable.

          (2) Powers of Attorney.

               Power  of  Attorney   for   Buffalo   Funds  and  its  series  is
               incorporated  herein by  reference to  Registrant's  Registration
               Statement on Form N-1A (File Nos.  333-56018  and  811-10303)  as
               filed with the SEC via EDGAR on February 21, 2001.

     (k) Omitted Financial Statements.

          Not Applicable.

     (l) Initial Capital Agreements.

          Not Applicable.

     (m) Rule 12b-1 Plan.

          Not Applicable.

     (n) Rule 18f-3 Plan.

          Not Applicable.

     (o) Not Applicable.

     (p) Codes of Ethics.

          (1)  The  Code  of  Ethics  of  each  of  the   Registrants   and  the
               underwriter,  Jones & Babson,  Inc., is incorporated herein by reference to Buffalo Funds'  Registration  Statement on Form N-1A
               (File Nos.  333-56018  and  811-10303)  as filed with the SEC via
               EDGAR on February 21, 2001.

          (2)  The Code of Ethics of  Kornitzer  Capital  Management,  Inc.,  is
               incorporated  herein by reference to the amendment to the Buffalo
               Funds'  joint  Registration  Statement  on Form N-1A  (File  Nos.
               333-56018  and  811-10303)  as filed  with  the SEC via  EDGAR on
               February 21, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Article  VII,  Section  2(a) of the  Agreement  and  Declaration  of  Trust
provides  that to the  fullest  extent  that  limitations  on the  liability  of
Trustees  and officers are  permitted  by the Delaware  Business  Trust Act, the officers and Trustees  shall not be  responsible  or liable in any event for any act or omission of: any agent or employee of the Trust;  any Investment  Adviser or  Principal  Underwriter  of the Trust;  or with  respect to each  Trustee and officer, the act or omission of any other Trustee or officer,  respectively. The
Trust,  out of the Trust  Property,  shall  indemnify and hold harmless each and every  officer  and  Trustee  from and  against  any and all claims and  demands whatsoever arising out of or related to such officer's or Trustee's  performance of his or her duties as an officer or Trustee of the Trust.  This  limitation on liability  applies to events  occurring at the time a Person serves as a Trustee or  officer of the Trust  whether or not such  Person is a Trustee or officer at the time of any  proceeding  in which  liability  is  asserted.  Nothing  herein contained shall indemnify,  hold harmless or protect any officer or Trustee from or against any  liability to the Trust or any  Shareholder  to which such Person would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of the duties  involved in the conduct of such
Person's office.

     Article  VII,  Section  2(b)  provides  that every  note,  bond,  contract,
instrument,   certificate  or  undertaking  and  every  other  act  or  document whatsoever  issued,  executed or done by or on behalf of the Trust, the officers or  the  Trustees  or any  of  them  in  connection  with  the  Trust  shall  be conclusively deemed to have been issued,  executed or done only in such Person's capacity  as  Trustee  and/or  as  officer,  and such  Trustee  or  officer,  as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     Kornitzer Capital  Management,  Inc. is a federally  registered  investment adviser that provides investment management services to the Buffalo Funds family of mutual funds and the AFBA 5Star Funds family of funds. Kornitzer also manages the assets of non-fund advisory clients.

ITEM 27. PRINCIPAL UNDERWRITER.

     (a)  Jones  &  Babson,  Inc.,  the  only  principal  underwriter  of the
          Registrant, also acts as principal underwriter for the following:

                  David L. Babson Growth Fund, Inc.
                  Babson Enterprise Fund, Inc.
                  Babson Enterprise Fund II, Inc.
                  D.L. Babson Money Market Fund, Inc.
                           -Babson Money Market Fund
                  D.L. Babson Tax-Free Income Fund, Inc.
                           -Babson Tax-Free Income Fund
                  D.L. Babson Bond Trust
                           -Portfolio L
                           -Portfolio S
                  Babson Value Fund, Inc.
                  Shadow Stock Fund, Inc.
                  Babson-Stewart Ivory International Fund, Inc.
                  Buffalo Balanced Fund, Inc.
                  Buffalo Equity Fund, Inc.
                  Buffalo High Yield Fund, Inc.
                  Buffalo Small Cap Fund, Inc.
                  Buffalo USA Global Fund, Inc.
                  Buffalo Funds
                           -Buffalo Science & Technology Fund
                           -Buffalo Mid-Cap Fund
                  Investors Mark Series Fund, Inc.
                  J&B Funds
                           -J&B Small-Cap International Fund
                           -J&B Small-Cap Aggressive Growth Fund
                           -J&B Mid-Cap Aggressive Growth Fund

     (b)  Herewith  is the  information  required  by the  following  table with respect to each director,  officer or partner of the only  underwriter named in answer to Item 20 of Part B:

       Name and Principal    Position & Offices    Positions & Offices
        Business Address       with Underwriter           with Registrant
    Stephen S. Soden             Chairman and          President, Chairman,
    700 Karnes Blvd.               Director                 and Trustee
    Kansas City, MO
    64108-3306
    Michael K. Deardorff           Director                    None
    700 Karnes Blvd.
    Kansas City, MO
    64108-3306
    David A. Gates                 Director                    None
    700 Karnes Blvd.
    Kansas City, MO
    64108-3306
    Edward S. Ritter               Director                    None
    700 Karnes Blvd.
    Kansas City, MO
    64108-3306
    Robert N. Sawyer               Director                    None
    700 Karnes Blvd.
    Kansas City, MO
    64108-3306
    David L. Higley                Director                    None
    700 Karnes Blvd
    Kansas City, MO
    64108-3306
    P. Bradley Adams               Director             Vice President and
    700 Karnes Blvd.          Vice President and             Treasurer
    Kansas City, MO                Treasurer
    64108-3306
    Martin A. Cramer          Vice President and        Vice President and
    700 Karnes Blvd.               Secretary                 Secretary
    Kansas City, MO
    64108-3306

(c)  The principal underwriter does not receive any remuneration or compensation for the duties or  services  rendered  to the  Registrant  pursuant  to the principal underwriting agreement.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     Each account,  book or other document  required to be maintained by Section
31(a) of the  Investment  Company  Act of 1940,  as  amended  and  Rules (17 CFR
270-31a-1 to 31a-3)  promulgated  thereunder,  is in the physical  possession of
Jones & Babson,  Inc., at BMA Tower, 700 Karnes Blvd.,  Kansas City, Missouri
64108-3306 and Kornitzer Capital Management, Inc., 5420 West 61st Place, Shawnee
Mission, KS, 66205-3084.

ITEM 29. MANAGEMENT SERVICES.

     There are no management  related service  contracts not discussed in Part A
or
Part B.

ITEM 30. UNDERTAKINGS.

     Registrant  undertakes  that,  if  requested  to do so by the holders of at least  10% of  the  Registrant's  outstanding  shares,  to  call  a  meeting  of shareholders  for the  purpose  of voting  upon the  question  of  removal  of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

1

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned,  duly  authorized,  in the City of  Kansas  City,  and the State of
Missouri on the 17th day of September, 2001.

                                       Buffalo Funds

                                       /s/ Stephen S. Soden
                                       Stephen S. Soden
                                       Chairman and President

Pursuant to the  requirements of the 1933 Act, this  Registration  Statement has been signed below by the following  persons in the  capacities  and the date(s)
indicated.

Signature                    Title                          Date

/s/ Stephen S. Soden         President, Treasurer and       September 17, 2001
Stephen S. Soden             Principal Financial Officer

/s/ P. Bradley Adams         Vice President and Treasurer   September 17, 2001
P. Bradley Adams

/s/ Gene M. Betts         *  Trustee                        September 17, 2001
Gene M. Betts

/s/ Thomas S. Case        *  Trustee                        September 17, 2001
Thomas S. Case

/s/ Kent W. Gasaway       *  Trustee                        September 17, 2001
Kent W. Gasaway

/s/ J. Gary Gradinger     *  Trustee                        September 17, 2001
J. Gary Gradinger

/s/ Philip J. Kennedy     *  Trustee                        September 17, 2001
Philip J. Kennedy

     * By:  /s/ P. Bradley Adams
             P. Bradley Adams
             (Pursuant to Power of Attorney)

                                 EXHIBIT INDEX

Exhibit                                                             Exhibit No.

Officers' Certificate evidencing the creation of the Buffalo
Science & Technology Fund                                         EX-99.a.2

Officers' Certificate evidencing the creation of the Buffalo
Mid Cap Fund                                                         EX-99.a.3

                                                               EXHIBIT EX-99.a.2

                                  BUFFALO FUNDS

                              OFFICERS' CERTIFICATE

THE UNDERSIGNED,  Secretary of Buffalo Funds (the "Trust"),  a Delaware business trust  registered  as an  open-end,  management  investment  company  under  the
Investment  Company  Act of 1940,  as  amended,  does  hereby  certify  that the following  preambles and resolutions  designating an initial series of shares of the Trust  were  duly  adopted  at the  organizational  meeting  of the Board of
Trustees of the Trust held on February 14, 2001, all in accordance with the laws of the State of Delaware and pursuant to Article III, Sections 1, 5 and 6 of the
Trust's  Agreement  and  Declaration  of Trust,  and that such  resolutions  are incorporated  by  reference  into  the  Agreement  and  Declaration  of Trust in accordance with Article III, Section 6 thereof:

     WHEREAS, Section 1 of Article III of the Agreement and Declaration of Trust
     of the Trust provides that the beneficial  interest of the Trust is divided into an unlimited  number of shares of beneficial  interest,  no par value, and Section 6 of Article III authorizes the Board of Trustees to divide the shares into  separate  series,  and to divide  such  series  into  separate classes  of  shares,  with  such  variations  in the  relative  rights  and preferences  between the different  series or classes as shall be fixed and determined by the Trustees; and

     WHEREAS, the Board desires to establish and designate the initial series of shares of beneficial interest in the Trust.

     NOW, THEREFORE, IT IS

     RESOLVED,  that,  pursuant  to  Article  III,  Section  6,  of the  Trust's
     Agreement  and  Declaration  of Trust,  a series  of  shares of  beneficial interest in the Trust is hereby  established  and designated as the Buffalo
     Science  &  Technology  Fund,  and an  unlimited  number  of  shares  of beneficial interest are hereby classified and allocated to such series, all with the relative  rights and preferences as set forth in the Agreement and
     Declaration of Trust or any amendments thereto; and it is

     FURTHER RESOLVED,  that the appropriate  officers of the Trust be, and each of them  hereby  is,  authorized  and  directed  to  prepare a  certificate evidencing the Board's above  designation of the Trust's  initial series of shares of beneficial  interest and to insert a copy of such  certificate in the  Trust's  minute  book  and to see  that a copy is kept at the  Trust's principal office for the transaction of its business.

     IN WITNESS  WHEREOF,  I have  hereunto  set my hand as such  officer of the
Trust as of this 17th day of September, 2001.

                          /s/ Martin A. Cramer
                          Name & Title:  Martin A. Cramer, Secretary

                                                               EXHIBIT EX-99.a.3

                                  BUFFALO FUNDS

                              OFFICERS' CERTIFICATE

THE UNDERSIGNED,  Secretary of Buffalo Funds (the "Trust"),  a Delaware business trust  registered  as an  open-end,  management  investment  company  under  the
Investment  Company  Act of 1940,  as  amended,  does  hereby  certify  that the following  preambles and resolutions  designating an additional series of shares of the Trust  were duly  adopted at a meeting  of the Board of  Trustees  of the
Trust held on August 10, 2001,  all in accordance  with the laws of the State of
Delaware  and  pursuant  to  Article  III,  Sections  1, 5 and 6 of the  Trust's
Agreement and Declaration of Trust,  and that such  resolutions are incorporated by reference  into the Agreement  and  Declaration  of Trust in accordance  with
Article III, Section 6 thereof:

     WHEREAS, Section 1 of Article III of the Agreement and Declaration of Trust
     of the Trust provides that the beneficial  interest of the Trust is divided into an unlimited  number of shares of beneficial  interest,  no par value, and Section 6 of Article III authorizes the Board of Trustees to divide the shares into  separate  series,  and to divide  such  series  into  separate classes  of  shares,  with  such  variations  in the  relative  rights  and preferences  between the different  series or classes as shall be fixed and determined by the Trustees; and

     WHEREAS,  the Board desires to establish and designate an additional series of shares of beneficial interest in the Trust.

     NOW, THEREFORE, IT IS

     RESOLVED,  that,  pursuant  to  Article  III,  Section  6,  of the  Trust's
     Agreement  and  Declaration  of Trust,  a series  of  shares of  beneficial interest in the Trust is hereby  established  and designated as the Buffalo
     Mid Cap Fund, and an unlimited number of shares of beneficial  interest are hereby  classified  and  allocated  to such  series,  all with the relative rights and  preferences  as set forth in the Agreement and  Declaration  of
     Trust or any amendments thereto; and it is

     FURTHER RESOLVED,  that the appropriate  officers of the Trust be, and each of them  hereby  is,  authorized  and  directed  to  prepare a  certificate evidencing the Board's above  designation of an additional series of shares of the Trust's beneficial interest and to insert a copy of such certificate in the  Trust's  minute  book and to see that a copy is kept at the Trust's principal office for the transaction of its business.

     IN WITNESS  WHEREOF,  I have  hereunto  set my hand as such  officer of the
Trust as of this 17th day of September, 2001.

                          /s/ Martin A. Cramer
                          Name & Title:  Martin A. Cramer, Secretary